Development Joint Venture and Acquisition of Real Estate Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Acquired Tangible Assets [Line Items]
Office Building	3
Long Point Property
Acquired Tangible Assets [Line Items]
Purchase Price of Land	$ 3.6
Gwinnett Center
Acquired Tangible Assets [Line Items]
Office Building	3